Leases - Summary of information about right of use assets (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Leases [Abstract]
Balance at beginning of period	€ 813,842	€ 231,893	€ 231,893
Addition	25,735		756,748
Depreciation charges	(116,960)	€ (100,000)	(174,799)
Impact of transaction of foreign currency	(104,004)		0
Balance at end of period	€ 618,613		€ 813,842